Cost Method Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments [Abstract]
Cost method investments	$ 237,008,000	$ 237,008,000
Cost method investments, impairment losses	$ 0	$ 0	$ 0